Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  All intercompany transactions have been eliminated.

Certain historical amounts have been reclassified to conform to the current year presentation.  The financial results of certain Properties are reported as discontinued operations in the consolidated financial statements.  Except where noted, the information presented in the Notes to Consolidated Financial Statements excludes discontinued operations. In March 2013, the Company sold three office buildings for total net proceeds of approximately $12,983. As a result, the financial statements and other disclosures herein have been revised to reclassify amounts related to these sales as discontinued operations.

Accounting Guidance Adopted

In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). The objective of ASU 2011-04 is to align fair value measurements and related disclosure requirements under GAAP and International Financial Reporting Standards (“IFRSs”), thus improving the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. For public entities, this guidance was effective for interim and annual periods beginning after December 15, 2011 and should be applied prospectively. The adoption of ASU 2011-04 did not have a material impact on the Company's consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). The objective of this accounting update is to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but continuous statements of net income and other comprehensive income. For public entities, this guidance was effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). This guidance defers the changes in ASU 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income ("AOCI"). Other requirements of ASU 2011-05 are not affected by ASU 2011-12. The guidance in ASU 2011-12 was effective at the same time as ASU 2011-05 so that entities would not be required to comply with the presentation requirements in ASU 2011-05 that ASU 2011-12 deferred. The adoption of this guidance changed the presentation format of the Company's consolidated financial statements but did not have an impact on the amounts reported in those statements.

In December 2011, the FASB issued ASU No. 2011-10, Derecognition of in Substance Real Estate - a Scope Clarification (“ASU 2011-10”). This guidance applies to the derecognition of in substance real estate when the parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate because of a default by the subsidiary on its nonrecourse debt. Under ASU 2011-10, the reporting entity should apply the guidance in Accounting Standards Codification ("ASC") 360-20, Property, Plant and Equipment - Real Estate Sales, to determine whether it should derecognize the in substance real estate. Generally, the requirements to derecognize in substance real estate would not be met before the legal transfer of the real estate to the lender and the extinguishment of the related nonrecourse indebtedness. Thus, even if the reporting entity ceases to have a controlling financial interest under ASC 810-10, Consolidation - Overall, it would continue to include the real estate, debt, and the results of the subsidiary's operations in its consolidated financial statements until legal title to the real estate is transferred to legally satisfy the debt. ASU 2011-10 should be applied on a prospective basis to deconsolidation events occurring after the effective date. For public companies, this guidance is effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The Company elected to adopt ASU 2011-10 effective January 1, 2012. The adoption of this guidance did not have an impact on the Company's consolidated financial statements.
Accounting Pronouncements Not Yet Effective
In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income ("ASU 2013-02"). The objective of ASU 2013-02 is to improve reporting of reclassifications out of AOCI by presenting information about such reclassifications and their corresponding effect on net income primarily in one place either on the face of the financial statements or in the notes. ASU 2013-02 requires an entity to disclose information by component for significant amounts reclassified out of AOCI if the amounts reclassified are required to be reclassified under GAAP to net income in their entirety in the same reporting period. For amounts not required under GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 established the effective date and guidance for the presentation of reclassification adjustments which ASU 2011-12 deferred. For public companies, this guidance is effective on a prospective basis for fiscal years, and interim periods within those years, beginning after December 15, 2012. ASU 2013-02 does not change the calculation of net income or comprehensive income and will not have an impact on the amounts reported in the Company's consolidated financial statements.
Real Estate Assets

The Company capitalizes predevelopment project costs paid to third parties. All previously capitalized predevelopment costs are expensed when it is no longer probable that the project will be completed. Once development of a project commences, all direct costs incurred to construct the project, including interest and real estate taxes, are capitalized. Additionally, certain general and administrative expenses are allocated to the projects and capitalized based on the amount of time applicable personnel work on the development project. Ordinary repairs and maintenance are expensed as incurred. Major replacements and improvements are capitalized and depreciated over their estimated useful lives.

All acquired real estate assets have been accounted for using the acquisition method of accounting and accordingly, the results of operations are included in the consolidated statements of operations from the respective dates of acquisition. The Company allocates the purchase price to (i) tangible assets, consisting of land, buildings and improvements, as if vacant, and tenant improvements, and (ii) identifiable intangible assets and liabilities, generally consisting of above-market leases, in-place leases and tenant relationships, which are included in other assets, and below-market leases, which are included in accounts payable and accrued liabilities. The Company uses estimates of fair value based on estimated cash flows, using appropriate discount rates, and other valuation techniques to allocate the purchase price to the acquired tangible and intangible assets. Liabilities assumed generally consist of mortgage debt on the real estate assets acquired. Assumed debt is recorded at its fair value based on estimated market interest rates at the date of acquisition.

Depreciation is computed on a straight-line basis over estimated lives of 40 years for buildings, 10 to 20 years for certain improvements and 7 to 10 years for equipment and fixtures. Tenant improvements are capitalized and depreciated on a straight-line basis over the term of the related lease. Lease-related intangibles from acquisitions of real estate assets are generally amortized over the remaining terms of the related leases. The amortization of above- and below-market leases is recorded as an adjustment to minimum rental revenue, while the amortization of all other lease-related intangibles is recorded as amortization expense. Any difference between the face value of the debt assumed and its fair value is amortized to interest expense over the remaining term of the debt using the effective interest method.

The Company’s intangibles and their balance sheet classifications as of December 31, 2012 and 2011, are summarized as follows:

	December 31, 2012		December 31, 2011
	Cost	Accumulated Amortization	Cost	Accumulated Amortization
Intangible lease assets and other assets:
Above-market leases	$69,360	$(37,454)	$55,642	$(33,954)
In-place leases	117,631	(46,767)	54,838	(36,753)
Tenant relationships	27,880	(3,350)	27,318	(2,853)
Accounts payable and accrued liabilities:
Below-market leases	104,012	(57,625)	66,627	(51,755)

These intangibles are related to specific tenant leases.  Should a termination occur earlier than the date indicated in the lease, the related intangible assets or liabilities, if any, related to the lease are recorded as expense or income, as applicable.  The increase in net carrying value of intangibles from December 31, 2011 to December 31, 2012 was primarily due to the 2012 acquisitions of Dakota Square Mall, The Outlet Shoppes at Gettysburg and The Outlet Shoppes at El Paso as described in Note 3. The total net amortization expense of the above intangibles was $10,550, $7,137 and $8,224 in 2012, 2011 and 2010, respectively.  The estimated total net amortization expense for the next five succeeding years is $17,488 in 2013, $13,921 in 2014, $10,885 in 2015, $6,541 in 2016 and $4,848 in 2017.

Total interest expense capitalized was $2,671, $4,955 and $3,334 in 2012, 2011 and 2010, respectively.

Carrying Value of Long-Lived Assets

The Company evaluates the carrying value of long-lived assets to be held and used when events or changes in circumstances warrant such a review.  The carrying value of a long-lived asset is considered impaired when its estimated future undiscounted cash flows are less than its carrying value. The Company estimates fair value using the undiscounted cash flows expected to be generated by each Property, which are based on a number of assumptions such as leasing expectations, operating budgets, estimated useful lives, future maintenance expenditures, intent to hold for use and capitalization rates. If it is determined that impairment has occurred, the amount of the impairment charge is equal to the excess of the asset’s carrying value over its estimated fair value.  These assumptions are subject to economic and market uncertainties including, but not limited to, demand for space, competition for tenants, changes in market rental rates and costs to operate each Property.  As these factors are difficult to predict and are subject to future events that may alter the assumptions used, the future cash flows estimated in the Company’s impairment analyses may not be achieved. See Note 4 and Note 15 for information related to the impairment of long-lived assets for 2012, 2011 and 2010.

Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less as cash equivalents.
Restricted Cash

Restricted cash of $42,880 and $41,817 was included in intangible lease assets and other assets at December 31, 2012 and 2011, respectively.  Restricted cash consists primarily of cash held in escrow accounts for debt service, insurance, real estate taxes, capital improvements and deferred maintenance as required by the terms of certain mortgage notes payable, as well as contributions from tenants to be used for future marketing activities.  The Company’s restricted cash included $110 and $117 as of December 31, 2012 and 2011, respectively, related to funds held in a trust account for certain construction costs associated with our developments.

Allowance for Doubtful Accounts

The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable balances are realizable based on factors affecting the collectibility of those balances. The Company’s estimate of the allowance for doubtful accounts requires management to exercise significant judgment about the timing, frequency and severity of collection losses, which affects the allowance and net income.  The Company recorded a provision for doubtful accounts of $1,532, $1,676 and $2,722 for 2012, 2011 and 2010, respectively.
Investments in Unconsolidated Affiliates

The Company evaluates its joint venture arrangements to determine whether they should be recorded on a consolidated basis.  The percentage of ownership interest in the joint venture, an evaluation of control and whether a VIE exists are all considered in the Company’s consolidation assessment.

Initial investments in joint ventures that are in economic substance a capital contribution to the joint venture are recorded in an amount equal to the Company’s historical carryover basis in the real estate contributed. Initial investments in joint ventures that are in economic substance the sale of a portion of the Company’s interest in the real estate are accounted for as a contribution of real estate recorded in an amount equal to the Company’s historical carryover basis in the ownership percentage retained and as a sale of real estate with profit recognized to the extent of the other joint venturers’ interests in the joint venture. Profit recognition assumes the Company has no commitment to reinvest with respect to the percentage of the real estate sold and the accounting requirements of the full accrual method are met.

The Company accounts for its investment in joint ventures where it owns a non-controlling interest or where it is not the primary beneficiary of a VIE using the equity method of accounting. Under the equity method, the Company’s cost of investment is adjusted for its share of equity in the earnings of the unconsolidated affiliate and reduced by distributions received. Generally, distributions of cash flows from operations and capital events are first made to partners to pay cumulative unpaid preferences on unreturned capital balances and then to the partners in accordance with the terms of the joint venture agreements.

Any differences between the cost of the Company’s investment in an unconsolidated affiliate and its underlying equity as reflected in the unconsolidated affiliate’s financial statements generally result from costs of the Company’s investment that are not reflected on the unconsolidated affiliate’s financial statements, capitalized interest on its investment and the Company’s share of development and leasing fees that are paid by the unconsolidated affiliate to the Company for development and leasing services provided to the unconsolidated affiliate during any development periods. At December 31, 2012 and 2011, the net difference between the Company’s investment in unconsolidated affiliates and the underlying equity of unconsolidated affiliates was $11,674 and $2,456, respectively, which is generally amortized over a period of 40 years.

On a periodic basis, the Company assesses whether there are any indicators that the fair value of the Company's investments in unconsolidated affiliates may be impaired. An investment is impaired only if the Company’s estimate of the fair value of the investment is less than the carrying value of the investment and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The Company's estimates of fair value for each investment are based on a number of assumptions that are subject to economic and market uncertainties including, but not limited to, demand for space, competition for tenants, changes in market rental rates, and operating costs. As these factors are difficult to predict and are subject to future events that may alter the Company’s assumptions, the fair values estimated in the impairment analyses may not be realized.

No impairments of investments in unconsolidated affiliates were recorded in 2012, 2011 and 2010.  See Note 5 for further discussion.

Deferred Financing Costs

Net deferred financing costs of $24,821 and $27,674 were included in intangible lease assets and other assets at December 31, 2012 and 2011, respectively. Deferred financing costs include fees and costs incurred to obtain financing and are amortized on a straight-line basis to interest expense over the terms of the related indebtedness. Amortization expense was $10,391, $12,933 and $12,223 in 2012, 2011 and 2010, respectively. Accumulated amortization was $8,932 and $17,781 as of December 31, 2012 and 2011, respectively.
Marketable Securities

Intangible lease assets and other assets include marketable securities consisting of corporate equity securities, mortgage / asset-backed securities, mutual funds and bonds that are classified as available for sale. Unrealized gains and losses on available-for-sale securities that are deemed to be temporary in nature are recorded as a component of accumulated other comprehensive income (loss) in redeemable noncontrolling interests, shareholders’ equity and noncontrolling interests. Realized gains and losses are recorded in other income. Gains or losses on securities sold are based on the specific identification method.  The Company recognized net realized gains on sales of available-for-sale securities of $224 in 2012 and net realized losses on sales of available-for-sale securities of $22 and $114 in 2011 and 2010, respectively.

If a decline in the value of an investment is deemed to be other than temporary, the investment is written down to fair value and an impairment loss is recognized in the current period to the extent of the decline in value. In determining when a decline in fair value below cost of an investment in marketable securities is other than temporary, the following factors, among others, are evaluated:

•	The probability of recovery.

•	The Company’s ability and intent to retain the security for a sufficient period of time for it to recover.

•	The significance of the decline in value.

•	The time period during which there has been a significant decline in value.

•	Current and future business prospects and trends of earnings.

•	Relevant industry conditions and trends relative to their historical cycles.

•	Market conditions.
There were no other-than-temporary impairments of marketable securities incurred during 2012, 2011 and 2010.
The following is a summary of the marketable securities held by the Company as of December 31, 2012 and 2011:

		Gross Unrealized
	Adjusted Cost	Gains	Losses	Fair Value
December 31, 2012:
Common stocks	$4,195	$12,361	$—	$16,556
Government and government sponsored entities	11,123	—	—	11,123
	$15,318	$12,361	$—	$27,679

December 31, 2011:
Common stocks	$4,207	$9,480	$(5)	$13,682
Mutual funds	928	23	—	951
Mortgage/asset-backed securities	1,717	10	(4)	1,723
Government and government sponsored entities	15,058	45	(1,542)	13,561
Corporate bonds	636	26	—	662
International bonds	33	1	—	34
	$22,579	$9,585	$(1,551)	$30,613

Interest Rate Hedging Instruments

The Company recognizes its derivative financial instruments in either accounts payable and accrued liabilities or intangible lease assets and other assets, as applicable, in the consolidated balance sheets and measures those instruments at fair value.  The accounting for changes in the fair value (i.e., gain or loss) of a derivative depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. To qualify as a hedging instrument, a derivative must pass prescribed effectiveness tests, performed quarterly using both qualitative and quantitative methods. The Company has entered into derivative agreements as of December 31, 2012 and 2011 that qualify as hedging instruments and were designated, based upon the exposure being hedged, as cash flow hedges.  The fair value of these cash flow hedges as of December 31, 2012 and 2011 was $5,805 and $5,617, respectively, and is included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets. To the extent they are effective, changes in the fair values of cash flow hedges are reported in other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged item affects earnings. The ineffective portion of the hedge, if any, is recognized in current earnings during the period of change in fair value. The gain or loss on the termination of an effective cash flow hedge is reported in other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged item affects earnings.  The Company also assesses the credit risk that the counterparty will not perform according to the terms of the contract.

See Notes 6 and 15 for additional information regarding the Company’s interest rate hedging instruments.
 Revenue Recognition

Minimum rental revenue from operating leases is recognized on a straight-line basis over the initial terms of the related leases. Certain tenants are required to pay percentage rent if their sales volumes exceed thresholds specified in their lease agreements. Percentage rent is recognized as revenue when the thresholds are achieved and the amounts become determinable.

The Company receives reimbursements from tenants for real estate taxes, insurance, common area maintenance, and other recoverable operating expenses as provided in the lease agreements.  Tenant reimbursements are recognized when earned in accordance with the tenant lease agreements.  Tenant reimbursements related to certain capital expenditures are billed to tenants over periods of 5 to 15 years and are recognized as revenue in accordance with underlying lease terms.

The Company receives management, leasing and development fees from third parties and unconsolidated affiliates. Management fees are charged as a percentage of revenues (as defined in the management agreement) and are recognized as revenue when earned. Development fees are recognized as revenue on a pro rata basis over the development period. Leasing fees are charged for newly executed leases and lease renewals and are recognized as revenue when earned. Development and leasing fees received from an unconsolidated affiliate during the development period are recognized as revenue only to the extent of the third-party partner’s ownership interest. Development and leasing fees during the development period to the extent of the Company’s ownership interest are recorded as a reduction to the Company’s investment in the unconsolidated affiliate.
 Gains on Sales of Real Estate Assets

Gains on sales of real estate assets are recognized when it is determined that the sale has been consummated, the buyer’s initial and continuing investment is adequate, the Company’s receivable, if any, is not subject to future subordination, and the buyer has assumed the usual risks and rewards of ownership of the asset. When the Company has an ownership interest in the buyer, gain is recognized to the extent of the third party partner’s ownership interest and the portion of the gain attributable to the Company’s ownership interest is deferred.
Income Taxes

The Company is qualified as a REIT under the provisions of the Internal Revenue Code. To maintain qualification as a REIT, the Company is required to distribute at least 90% of its taxable income to shareholders and meet certain other requirements.

As a REIT, the Company is generally not liable for federal corporate income taxes. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal and state income taxes on its taxable income at regular corporate tax rates. Even if the Company maintains its qualification as a REIT, the Company may be subject to certain state and local taxes on its income and property, and to federal income and excise taxes on its undistributed income. State tax expense was $3,795, $4,062 and $4,663 during 2012, 2011 and 2010, respectively.

The Company has also elected taxable REIT subsidiary status for some of its subsidiaries. This enables the Company to receive income and provide services that would otherwise be impermissible for REITs. For these entities, deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities at the enacted tax rates expected to be in effect when the temporary differences reverse. A valuation allowance for deferred tax assets is provided if the Company believes all or some portion of the deferred tax asset may not be realized. An increase or decrease in the valuation allowance that results from the change in circumstances that causes a change in our judgment about the realizability of the related deferred tax asset is included in income or expense, as applicable.  The Company recorded an income tax provision of $1,404 in 2012 and an income tax benefit of $269 and $6,417 in 2011 and 2010 respectively. The income tax provision in 2012 consisted of a current income tax benefit of $1,691 and a deferred income tax provision of $3,095.  The income tax benefit in 2011 consisted of a current income tax provision of $5,426 and a deferred income tax benefit of $5,695.  The income tax benefit in 2010 consisted of a current income tax benefit of $8,448 and a deferred income tax provision of $2,031,
The Company had a net deferred tax asset of $6,607 and $8,012 at December 31, 2012 and 2011, respectively. The net deferred tax asset at December 31, 2012 and 2011 is included in intangible lease assets and other assets and primarily consisted of operating expense accruals and differences between book and tax depreciation.  As of December 31, 2012, tax years that generally remain subject to examination by the Company’s major tax jurisdictions include 2009, 2010, 2011 and 2012.

The Company reports any income tax penalties attributable to its properties as property operating expenses and any corporate-related income tax penalties as general and administrative expenses in its statement of operations.  In addition, any interest incurred on tax assessments is reported as interest expense.  The Company reported nominal interest and penalty amounts in 2012, 2011 and 2010.
 Concentration of Credit Risk

The Company’s tenants include national, regional and local retailers. Financial instruments that subject the Company to concentrations of credit risk consist primarily of tenant receivables. The Company generally does not obtain collateral or other security to support financial instruments subject to credit risk, but monitors the credit standing of tenants.

The Company derives a substantial portion of its rental income from various national and regional retail companies; however, no single tenant collectively accounted for more than 3.2% of the Company’s total revenues in 2012, 2011 or 2010.
Earnings Per Share

Basic earnings per share ("EPS") is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding for the period. Diluted EPS assumes the issuance of common stock for all potential dilutive common shares outstanding. The limited partners’ rights to convert their noncontrolling interests in the Operating Partnership into shares of common stock are not dilutive.

The following summarizes the impact of potential dilutive common shares on the denominator used to compute EPS:

	Year Ended December 31,
	2012	2011	2010
Denominator – basic	154,762	148,289	138,375
Stock Options	3	3	2
Deemed shares related to deferred compensation arrangements	42	42	39
Denominator – diluted	154,807	148,334	138,416

There was no anti-dilutive effect of stock options in 2012. The dilutive effect of stock options of 23 and 61 shares for the years ended December 31, 2011, and 2010, respectively, were excluded from the computations of diluted EPS because the effect of including the stock options would have been anti-dilutive.

See Note 7 for information regarding significant equity offerings that affected per share amounts for each period presented.

 Comprehensive Income

Comprehensive income includes all changes in redeemable noncontrolling interests and total equity during the period, except those resulting from investments by shareholders and partners, distributions to shareholders and partners and redemption valuation adjustments. Other comprehensive income (loss) (“OCI/L”) includes changes in unrealized gains (losses) on available-for-sale securities, interest rate hedge agreements and foreign currency translation adjustments.
The components of accumulated other comprehensive income (loss) as of December 31, 2012 and 2011 are as follows:

	December 31, 2012
	As reported in:
	Redeemable Noncontrolling Interests	Shareholders' Equity	Noncontrolling Interests	Total
Net unrealized gain (loss) on hedging agreements	$373	$(2,756)	$(3,563)	$(5,946)
Net unrealized gain on available-for-sale securities	353	9,742	2,263	12,358
Accumulated other comprehensive income (loss)	$726	$6,986	$(1,300)	$6,412

	December 31, 2011
	As reported in:
	Redeemable Noncontrolling Interests	Shareholders' Equity	Noncontrolling Interests	Total
Net unrealized gain (loss) on hedging agreements	$377	$(2,628)	$(3,488)	$(5,739)
Net unrealized gain on available-for-sale securities	328	6,053	1,775	8,156
Accumulated other comprehensive income (loss)	$705	$3,425	$(1,713)	$2,417

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.